Note 14 - Trade, Other Payables and Accrued Liabilities (Details Textual)	13 Months Ended
Sep. 30, 2018
Bottom of range [member]
Statement Line Items [Line Items]
Credit period taken for trade purchases	30 years
Top of range [member]
Statement Line Items [Line Items]
Credit period taken for trade purchases	90 years